INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Income before income taxes	$ (198,734)	$ (247,108)	$ (338,918)	$ (239,552)	$ (84,767)
State income tax expense			$ 252	$ 377
Federal statutory rates			21.00%	21.00%	34.00%
Valuation allowance			$ 174,863	$ 88,686
Increase in valuation allowance			86,200	55,000
Federal net operating loss ("NOL") carryforwards			630,400
State net operating loss ("NOL") carryforwards			$ 421,000
Percentage of taxable income utilize			80.00%
Federal NOLs generated			$ 347,500	$ 166,300
NOL Carry over period			20 years
Federal research tax credit carryforwards			$ 10,700
State research tax credit carryforwards			5,600
Impact on effective tax rate			$ 4,700